INTERIM CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018	Jun. 30, 2018
CURRENT ASSETS:
Cash and cash equivalents	$ 37,078	$ 40,272	$ 19,004
Available-for-sale financial assets	4,618	20,417	9,632
Prepaid expenses and other current assets	886	1,502	1,525
Total current assets	42,582	62,191	30,161
NON-CURRENT ASSETS:
Property and equipment, net	3,437	2,311	1,546
Right-of-use assets	6,157	0	0
Other assets	1,355	662	1,141
Total non-current assets	10,949	2,973	2,687
Total assets	53,531	65,164	32,848
CURRENT LIABILITIES:
Trade payables	2,121	1,985	1,158
Employees and payroll accruals	2,753	2,888	0
Current maturities of lease liabilities	1,945	0	0
Accrued expenses and other payables	2,699	1,832	4,057
Total current liabilities	9,518	6,705	5,215
NON-CURRENT LIABILITIES:
Liabilities presented at fair value	7,654	24,049	13,700
Employee benefit liabilities, net	274	183	217
Lease liability	4,627	0	0
Liability to Israel Innovation Authority (IIA)	10,906	9,540	9,753
Total non-current liabilities	23,461	33,772	23,670
SHAREHOLDERS' EQUITY:
Share premium	199,402	193,953	140,934
Capital reserve due to actuarial gains	(160)	(77)	(79)
Available-for-sale reserve	(1)	(43)	(169)
Accumulated deficit	(178,758)	(169,213)	(136,763)
Total shareholders' equity	20,552	24,687	3,963
Total liabilities and shareholders' equity	53,531	65,164	32,848
Ordinary Shares [Member]
SHAREHOLDERS' EQUITY:
Share capital	69	67	2
Total shareholders' equity	69	67	2
Preferred Shares [Member]
SHAREHOLDERS' EQUITY:
Share capital	0	0	38
Total shareholders' equity	$ 0	$ 0	$ 38